Financial Risk and Insurance Management - Summary of Assets and Liabilities of Exchange Risk (Detail) S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 PEN (S/)
Assets [abstract]
Cash and cash equivalents	S/ 335,441				S/ 235,745				S/ 241,133				S/ 208,694
Trade accounts receivable	1,163,535				1,041,330				904,997
Other assets	285,421				277,716				244,301
Derivative financial instruments assets	54,036				67,472				82,213
Total assets	7,298,064				7,080,720				7,689,552
Liabilities [abstract]
Loans and borrowings	(3,532,510)				(3,619,774)				(3,761,582)
Lease liabilities	(123,519)				(147,888)				(158,045)				S/ (162,922)
Trade accounts payable	(1,053,395)				(931,265)				(749,349)
Derivative financial instruments liabilities	(62,550)				(42,370)				0
Total liabilities	S/ (5,531,708)				S/ (5,457,780)				S/ (5,912,986)
Currency risk [member]
Assets [abstract]
Cash and cash equivalents		$ 3,220	$ 94,746,450	$ 563,766		$ 14,629	$ 67,383,971	$ 156,086		$ 19,545	$ 68,198,988	$ 101,537
Trade accounts receivable		3,035	747,017,945	749,693		2,501	732,206,977	506,029		2,349	592,832,974	573,760
Other assets		2,270	107,911,311	158,746		2,033	67,499,144	62,643		1,431	53,926,570	46,428
Derivative financial instruments assets		16,092				16,185		37,005		22,175
Total assets		24,617	949,675,706	1,472,205		35,348	867,090,092	761,763		45,500	714,958,532	721,725
Liabilities [abstract]
Loans and borrowings		(470,484)	(254,315,344)	(7,724,113)		(484,903)	(843,882,862)	(6,863,633)		(572,514)	(713,312,165)	(5,263,563)
Lease liabilities		(17,956)	(40,551,800)	(12,716)		(29,068)	(51,441,394)			(18,335)	(53,098,486)
Trade accounts payable		(20,851)	(531,086,731)	(928,907)		(20,069)	(513,900,964)	(665,868)		(14,122)	(426,350,789)	(340,669)
Other accounts payable		(2,597)	(86,596,625)	(381,164)		(4,740)	(136,340,317)	(484,050)		(26,479)	(308,351,354)	(948,193)
Derivative financial instruments liabilities				(334,965)		(1,034)		(210,787)
Total liabilities		(511,888)	(912,550,500)	(9,381,865)		(539,814)	(1,545,565,537)	(8,224,338)		(631,450)	(1,501,112,794)	(6,552,425)
Liability position, net		$ (487,271)	$ 37,125,206	$ (7,909,660)		$ (504,466)	$ (678,475,445)	$ (7,462,575)		$ (585,950)	$ (786,154,262)	$ (5,830,700)